Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Derivative Financial Instruments

NOTE 19. DERIVATIVE FINANCIAL INSTRUMENTS

PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of DFIs, and guide the development of risk mitigation strategies.

This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of Petróleos Mexicanos, the subsidiary entities, and where applicable, subsidiary companies.

Approved DFIs are mainly traded on the OTC (Over the Counter) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on CME-ClearPort.

The different types of DFIs that PEMEX trades are described below, in the subsections corresponding to the applicable trading markets.

One of PEMEX’s policies is to contribute minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.

As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.

In addition, certain PMI companies have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms. In addition, PMI Trading also has its own risk management subcommittee which supervises the trading of DFIs.

Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.

For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk limits such as VaR and capital at risk (an aggregation of fair value or mark-to-market (“MtM”) and profit and loss (“P&L”), or “CaR”).

PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs, PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.

DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.

PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.	Risk Management

I.	Market Risk

i.	Interest rate risk

PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar LIBOR and to Mexican peso TIIE. As of December 31, 2018, approximately 15.3% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.

Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps. Under its interest rate swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate and is entitled to receive floating interest rate payments based on LIBOR, TIIE or a rate referenced to or calculated from TIIE.

As of December 31, 2018, PEMEX was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $1,401,250 at a weighted average fixed interest rate of 2.35% and a weighted average term of 6.29 years.

Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA has executed interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $56,692, at a weighted average fixed interest rate of 4.17% and a weighted average term of 3.41 years.

Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.

The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.

ii.	Exchange rate risk

Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.

PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.

As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without the need for hedging instruments, because the impact on PEMEX’s revenues of fluctuations in the exchange rate between the U.S. dollar and the peso is offset in whole or in part by its impact on its obligations.

Therefore, PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence non-U.S. dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping them into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, for which most of the debt denominated in UDIs has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.

As a consequence of the above, PEMEX’s debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed appropriate.

The underlying currencies of PEMEX’s DFIs are the euro, Swiss franc, Japanese yen and Pound sterling against the U.S. dollar and UDIs against the peso.

As of December 31, 2018, PEMEX entered into various cross-currency swaps to hedge inflation risk arising from debt obligations denominated in UDIs for an aggregate notional amount of Ps. 6,844,866 and during 2017, PEMEX entered into the same kind of instruments to hedge inflation risk arising from debt denominated in UDIs, for an aggregate notional amount of Ps. 6,291,969.

Additionally, in 2018, PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, in order to hedge the notional risk of four debt issues in euros for an aggregate notional amount of € 3,150,000, and an issue of debt in swiss francs for Fr. 365,000, guaranteeing complete protection up to a certain exchange rate and partial protection above that level.

Moreover, in 2017 PEMEX entered into, without cost, three options structures called “Seagull Option” to hedge the notional risk of three debt issues in euros for an aggregate notional amount of € 4,250,000. These structures protect the short exposure in euros against an appreciation of the euro versus the U.S. dollar in a specific range and result in a benefit if the euro depreciates up to a certain exchange rate, for each debt issue. Whereas, in order to mitigate the exchange rate risk caused by the coupons of these issues PEMEX entered into only coupon swaps.

Additionally, in 2017, PEMEX entered into, without cost, a structure which is composed of a cross-currency swap and the sale of a call option, in order to hedge the notional risk of a debt issue in Pounds sterling for £ 450,000, guaranteeing complete protection up to a certain exchange rate and partial protection above that level.

PEMEX recorded a total net foreign exchange gain (loss) of Ps. 23,659,480, Ps. 23,184,122 and Ps. (254,012,743), for the years ended December 31, 2018, 2017 and 2016, respectively; these amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. 19,762,208, Ps. 16,685,439 and Ps. (243,182,764) for the years ended December 31, 2018, 2017 and 2016, respectively. The appreciation of the peso during 2018 and 2017 caused a total net foreign exchange gain because a significant part of PEMEX’s debt, 89.77% (principal only) as of December 31, 2018 is denominated in foreign currency. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and improves PEMEX’s ability to meet peso-denominated financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso debt service costs on a U.S. dollar basis. PEMEX’s foreign exchange gain in 2018 was due to the appreciation of the peso, from Ps. 19.7867 = U.S. $1.00 on December 31, 2017 to Ps. 19.6829 = U.S. $1.00 on December 31, 2018. PEMEX’s foreign exchange gain in 2017 was due to the appreciation of the peso, from Ps. 20.6640 = U.S. $1.00 on December 31, 2016 to Ps. 19.7867 = U.S. $1.00 on December 31, 2017. PEMEX’s foreign exchange loss in 2016 was due to the depreciation of the peso, from Ps. 17.2065 = U.S. $1.00 on December 31, 2015 to Ps. 20.6640 = U.S. $1.00 on December 31, 2016.

Certain of the PMI companies face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that no more than 5% of a company’s total financial assets may be denominated in a currency other than its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one. Accordingly, some PMI companies will, from time to time, enter into DFIs in order to mitigate the risk associated with financing operations denominated in currencies other than their respective functional currency.

Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as certain related sales costs denominated in domestic currency.

PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.

iii.	Hydrocarbon Price Risk

PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.

PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.

PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.

Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, considering the operative and budgetary feasibility of those strategies.

In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to partially protect its cash flows from drops in the Mexican crude oil basket price below the one established in the Federal Revenue Law.

In April 2017, PEMEX entered into a crude oil hedge for fiscal year 2017, in which PEMEX hedged 409 thousand barrels per day from May to December of fiscal year 2017, for U.S. $133,503. Afterwards, during the second half of 2017, PEMEX entered into a crude oil hedge for fiscal year 2018, in which PEMEX hedged 440 thousand barrels per day from January to December of fiscal year 2018, for U.S. $449,898.

During 2018, the crude oil hedge for fiscal year 2019 was implemented, pursuant to which PEMEX hedged 320 thousand barrels per day for the period between December 2018 and December 2019, for U.S. $149,588.

In addition to supplying natural gas, Pemex Industrial Transformation offers DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices. Until 2016, Pemex Industrial Transformation entered into DFIs with Mex Gas Supply, S.L. under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it bears under such offered DFIs. Mex Gas Supply, S.L. then transfered the related price risk derived from the DFI position held with Pemex Industrial Transformation to international financial counterparties by entering into these opposite position DFIs with such parties. As of 2017, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers, thereby replacing Mex Gas Supply, S.L. However, as of December 31, 2018, no DFI had been carried out under this mechanism.

Due to the above, Pemex Industrial Transformation maintains a negligible or even null exposure to market risk. These portfolios have VaR and CaR limits in order to limit market risk exposure.

PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.

iv.	Market risk quantification

The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.

Interest rate risk quantification

The quantification of interest rate risk of investment portfolios is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.

As of December 31, 2018, the VaRs of PEMEX’s investment portfolios were Ps. (17.19) for the Peso Treasury Portfolio, Ps. 0.00 for the Fondo Laboral Pemex Portfolio (“FOLAPE”), and U.S. $ 0.00 for the U.S. Dollar Treasury Portfolio. The Fideicomiso de Cobertura Laboral y de Vivienda Portfolio (“FICOLAVI”) and the Mexican Peso Treasury Portfolio managed by Operadora de Fondos Nafinsa S.A. de C.V. (“OFINSA”) were written off in 2018.

In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to pay floating rates, PEMEX’s DFIs are exposed to MtM volatility as a result of changes in the interest rate curves used in their valuation.

Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.

For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.

INTEREST RATE and CURRENCY DFIs Interest rate sensitivity to + 10 bp

	Interbank Yield Curves			PEMEX Curves
	Sensitivity	Sensitivity	Sensitivity	Sensitivity
Currency	debt	DFIs	net	debt
in thousands U.S. dollars
CHF	3,816	(3,473)	343	3,340
Euro	103,859	(85,825)	18,034	73,784
Pound Sterling	5,871	(5,445)	426	4,598
Yen	7,600	(3,470)	4,130	5,518
Peso	24,783	1,693	26,476	19,808
UDI	14,032	(14,032)	0	9,803
U.S. dollar	779,844	93,006	872,850	333,180

In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2018, 2017 and 2016, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.

At December 31, 2018, 2017 and 2016, had market interest rates been 25 basis points higher, with all other variables remaining constant, net loss for the year would have been Ps. 649,339, Ps. 704,011 and Ps. 841,024 higher for December 31, 2018, 2017 and 2016, respectively, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, net loss for the year would have been Ps. 649,339, Ps. 704,011 and Ps. 841,024 lower at December 31, 2018, 2017 and 2016, respectively, primarily as a result of a decrease in interest expense.

Exchange rate risk quantification

The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.

Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to mark-to-market volatility as a result of changes in the exchange rates used in their valuation.

Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.

For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt that they hedge are shown in the following table:

INTEREST RATE and CURRENCY DFIs
	Interbank Yield Curves				PEMEX Curves
	1%	1%	1%	VaR 95%	1%
Currency	Debt	DFIs	Net	Net	Debt
in thousands U.S. dollars
CHF	(15,283)	14,597	(686)	(463)	(14,183)
Euro	(214,136)	185,752	(28,384)	(25,365)	(173,687)
Pound Sterling	(12,318)	11,701	(617)	(527)	(10,292)
Yen	(17,118)	11,569	(5,549)	(4,482)	(14,158)
Peso	(104,478)	(32,064)	(136,542)	(164,722)	(95,975)
UDI	(30,163)	30,163	(0)	(0)	(25,951)

As shown in the table above, exchange rate risk derived from debt denominated in currencies other than pesos and U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the Swiss franc, euro, Pound sterling and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried through swaps.

In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2018, 2017 and 2016, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.

At December 31, 2018, 2017 and 2016, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, net loss would have been Ps.192,025, Ps. 149,669 and Ps. 124,512 higher, respectively, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, net loss for the period would have decreased by Ps. 192,025, Ps. 149,669 and Ps. 124,512, respectively, primarily as a result of the decrease in exchange rate losses.

Hydrocarbon price risk quantification

Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2018, Pemex Industrial Transformation’s natural gas DFI portfolio had no market risk exposure.

Market risk exposure is measured using the 20-day Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR are monitored and mitigated by pre-established limits.

It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.

In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.

PMI Trading’s global VaR associated with commodities market risk was U.S. $(8,687) as of December 31, 2018. This VaR was calculated using the historical method with a 99% confidence level, two-year history and a one-day horizon. The minimum VaR recorded on the year was U.S. $(2,903) (registered on June 11, 2018) and the maximum VaR recorded on the year was U.S. $(26,533) (registered on September 21, 2018). As of December 31, 2017, the global VaR was U.S. $(8,789).

The quantification of crude oil price risk is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2018, this was U.S.$ (19,651).

II.	Credit Risk

When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of BBB-. These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.

In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.

Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure with its counterparties to a specific threshold amount. The specified thresholds were reached in seven cross-currency swaps from the first to the fourth quarter of 2018, which were used to hedge the exchange rate exposure to the euro and to the Pound sterling, and in three cross-currency swaps during 2017, which were used to hedge the exchange rate exposure to the euro. This resulted in the cash settlement of such swaps and the resetting of swap terms to return their mark-to-market value to zero. During 2018, PEMEX did not enter into any cross-currency swap with these characteristics.

In addition, PEMEX has entered into long-term DFIs with mandatory early termination clauses (pursuant to which, at a given date and irrespective of the current MtM, the DFI will terminate and settle at the corresponding MtM, and PEMEX can either enter into a new DFI with the same counterparty or a new counterparty), which reduces the credit risk generated by the term of the DFI by bounding it to a specific date. As of December 31, 2018, PEMEX has entered into two Japanese yen Seagull Option structures, with termination clauses in 2021.

According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.

The current and potential exposures, aggregated by credit rating, are as follows:

Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A+	33,574	327,062	478,533	290,207	189,464	129,778	0
A	172,468	1,069,540	1,051,021	933,130	260,363	189,119	0
A-	54,288	143,584	9,780	0	0	0	0
BBB+	72,570	1,567,608	2,229,081	2,293,010	2,259,894	1,724,213	650,900
BBB-	(71,491)	33,290	127,099	151,033	156,401	160,631	0

PEMEX also faces credit risk derived from its investments. As of December 31, 2018, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps.100,344

* Minimum S&P, Moody’s and Fitch credit rating.
National Credit Rating Scale.
Does not include investments in Mexican Government bonds.

The table above does not include domestic currency Mexican Government bonds since it is considered that, given the current credit rating, the default probability in this currency is zero.

Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation has significantly reduced its credit risk exposure related to the DFIs offered to its customers to assist them in mitigating the risk associated with the volatility of natural gas prices.

In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.

Additionally, beginning on October 2, 2009, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client are terminated, rights to collateral are exercised and, if the collateral is insufficient to cover the fair value, natural gas supply is suspended until the payment is made.

On August 20, 2014, certain amendments to the credit guidelines were enacted, which allowed Pemex-Gas and Petrochemicals, and now Pemex Industrial Transformation, to offer to its clients with an adequate credit rating, based on an internal financial and credit assessment, DFIs with an exemption from collateral requirements up to certain amount through a credit line approved by the credit committee. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral. If a client suffers an event of default, DFIs related to this client are terminated early and natural gas supply is suspended until the payment is made.

As of December 31, 2018, Pemex Industrial Transformation’s DFIs had a fair value of Ps. 143 (deferred premiums included) for clients with exempted credit lines and Ps. 134 for clients with guaranteed credit lines. The total amount of exempt credit lines rose to Ps. 21,391, representing 1% usage of available exempt credit lines, while the total amount of guaranteed credit lines rose to Ps. 1,000 representing a 13% usage of available guaranteed credit lines.

As of December 31, 2018, the overdue accounts of natural gas customers in the industrial and distribution sectors accounted for less than 1% of the total sales of Pemex Industrial Transformation.

As of December 31, 2018, Pemex Industrial Transformation had open DFIs with two customers. Of the total volume (in millions of British thermal units or MMBtu) of DFIs, industrial customers represented 100%.

As of December 31, 2018 and 2017, Pemex Industrial Transformation had not provided any collateral for DFIs entered into to hedge its DFIs with customers. This was due to the following: (i) natural gas prices maintained levels below the strike price, which has kept the credit limits within the set limits; and (ii) when certain DFIs matured, Pemex-Gas and Basic Petrochemicals, and now Pemex Industrial Transformation, had used domestic customers’ payments to meet its international obligations.

It is not considered necessary to disclose the potential future exposure of the DFIs’ portfolio held by Pemex Industrial Transformation through Mex Gas Supply S.L., due to the fact that these instruments are collateralized, the current notional amount does not represent a significant amount and the maturity is less than one year.

PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through CME-Clearport.

III.	Liquidity Risk

PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.

In addition, as of December 31, 2018, PEMEX has acquired committed revolving credit lines in order to mitigate liquidity risk, three of which provide access to Ps. 3,500,000, Ps. 20,000,000 and Ps. 9,000,000 with expiration dates in June 2019, November 2019 and November 2023, respectively; and three others that each provide access to U.S. $1,500,000, U.S. $3,250,000 and U.S. $1,950,000 with expiration dates in December 2019, February 2020 and January 2021, respectively.

Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.

Certain PMI companies mitigate their liquidity risk through several mechanisms, the most important of which is the centralized treasury or “in-house bank,” which provides access to a syndicated credit line for up to U.S. $ 700,000 and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI companies have access to bilateral credit lines from financial institutions for up to U.S. $500,000.

These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring the maximum/minimum permissible financial ratios as set forth in the policies approved by each company’s board of directors.

The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2018 and 2017. It should be noted that:

•	For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.

•

For interest rate swaps, cross currency swaps, currency options and currency forwards, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.

•	Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.

•	For natural gas DFIs, volumes are presented in millions of British thermal unit (MMBtu), and fixed average and strike prices are presented in U.S. dollars per MMBtu.

•	For crude oil, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.

•

A DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg. Forward curves and implied volatilities for natural gas and crude oil are supplied by Bloomberg.

•

For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as CME-NYMEX, Platts and Argus, among others.

•

Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.

•	For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.

This information is presented in thousands of pesos, except as noted.

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2018(1)

	Year of expected maturity date
	2019	2020	2021	2022	2023	2024 thereafter	Total carrying value	Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 53,962,520	Ps. 40,098,959	Ps. 94,686,304	Ps. 83,674,076	Ps. 91,790,092	Ps. 827,719,134	Ps. 1,191,931,085	Ps. 1,084,252,622
Average interest rate (%)							5.8927%
Fixed rate (Japanese yen)	—	—	—	—	5,379,000	14,317,126	19,696,126	16,603,524
Average interest rate (%)							1.3484%
Fixed rate (Pound sterling)	—	—	—	8,763,410	—	11,205,575	19,968,985	20,257,139
Average interest rate (%)							5.7248%
Fixed rate (pesos)	—	10,017,084	20,257,747	1,999,192	—	88,324,131	120,598,154	101,639,764
Average interest rate (%)							7.4872%
Fixed rate (UDIs)	19,386,459	4,999,710	4,066,182	—	—	31,275,418	59,727,769	51,079,974
Average interest rate (%)							2.7362%
Fixed rate (euros)	21,466,509	29,215,492	39,343,306	35,884,701	31,437,421	173,348,554	330,695,983	325,772,611
Average interest rate (%)							3.7123%
Fixed rate (Swiss Francs)	5,991,035	11,966,770	3,001,116	—	7,264,850	—	28,223,771	27,916,889
Average interest rate (%)							1.8697%

Total fixed rate debt	100,806,523	96,298,015	161,354,655	130,321,379	135,871,363	1,146,189,938	1,770,841,873	1,627,522,522

Variable rate (U.S. dollars)	23,231,281	63,823,350	14,517,807	32,878,778	11,136,784	17,616,801	163,204,801	169,873,202
Variable rate (Japanese yen)	—	11,475,200	—	—	—	—	11,475,200	11,264,120
Variable rate (euros)	—	—	—	—	14,601,014	—	14,601,014	16,093,157
Variable rate (pesos)	34,322,574	18,352,215	8,456,465	8,407,405	6,968,237	12,220,826	88,727,722	88,624,217

Total variable rate debt	57,553,855	93,650,765	22,974,272	41,286,183	32,706,035	29,837,627	278,008,737	285,854,697

Total debt	Ps. 158,360,378	Ps. 189,948,780	Ps. 184,328,927	Ps. 171,607,562	Ps. 168,577,398	Ps. 1,176,027,565	Ps. 2,048,850,610	Ps. 1,913,377,218

Note: Numbers may not total due to rounding.

(1)

The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 Pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss Franc.

Source: PEMEX

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2017(1)

	Year of expected maturity date
	2018	2019	2020	2021	2022	2023 thereafter	Total carrying value	Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 53,465,817	Ps. 59,498,256	Ps. 60,290,621	Ps. 95,232,448	Ps. 84,076,050	Ps. 808,836,547	Ps. 1,161,399,739	Ps. 1,213,404,769
Average interest rate (%)							5.7747%
Fixed rate (Japanese yen)	—	—	—	—	—	19,296,607	19,296,607	18,040,398
Average interest rate (%)							1.3485%
Fixed rate (Pound sterling)	—	—	—	—	9,345,839	11,952,816	21,298,655	24,381,394
Average interest rate (%)							5.7246%
Fixed rate (pesos)	—	—	10,033,017	20,376,655	1,999,098	88,349,072	120,757,842	171,683,692
Average interest rate (%)							7.4876%
Fixed rate (UDIs)	—	18,477,076	4,764,175	3,874,313	—	30,081,647	57,197,211	56,536,905
Average interest rate (%)							2.7458%
Fixed rate (euros)	1,043	32,042,196	30,801,894	41,508,857	23,655,950	171,255,634	299,265,574	330,573,998
Average interest rate (%)							3.6736%
Fixed rate (Swiss Francs)	4,565,075	6,088,686	12,149,953	3,046,567	—	—	25,850,281	26,957,785
Average interest rate (%)							1.8387%

Total fixed rate debt	58,031,935	116,106,214	118,039,660	164,038,840	119,076,937	1,129,772,323	1,705,065,909	1,841,578,940

Variable rate (U.S. dollars)	58,364,536	15,302,101	62,289,546	12,809,666	31,289,725	18,379,557	198,435,131	206,254,219
Variable rate (Japanese yen)	—	—	11,244,800	—	—	—	11,244,800	11,361,079
Variable rate (pesos)	8,734,371	27,995,083	18,341,742	8,459,163	8,394,483	19,125,764	91,050,606	94,188,981

Total variable rate debt	67,098,907	43,297,184	91,876,088	21,268,829	39,684,208	37,505,321	300,730,537	311,804,280

Total debt	Ps. 25,130,842	Ps. 159,403,398	Ps. 209,915,748	Ps. 185,307,669	Ps. 158,761,145	Ps.1,167,277,644	Ps. 2,005,796,446	Ps.2,153,383,220

Note: Numbers may not total due to rounding.

(1)

The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00; Ps. 0.1757 = 1.00 Japanese yen; Ps. 26.7724 = 1.00 Pound sterling; Ps. 5.934551 = 1.00 UDI; Ps. 23.7549 = 1.00 euro; and Ps. 20.2992 = 1.00 Swiss Franc.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2018(1) (2)

	Year of expected maturity date
	2019	2020	2021	2022	2023	2024 Thereafter	Total Notional Amount	Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs

Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,692,574	Ps. 4,706,039	Ps. 4,661,811	Ps. 4,546,095	Ps. 4,406,561	Ps. 5,683,437	Ps. 28,696,517	Ps. 644,746
Average pay rate	3.18%	3.20%	3.22%	3.25%	3.37%	3.74%	N.A.	N.A.
Average receive rate	4.22%	4.07%	3.94%	4.08%	4.40%	5.25%	N.A.	N.A.

Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	20,782,857	28,568,548	36,709,101	35,121,361	45,930,033	175,091,781	342,203,681	5,495,541
Receive Japanese yen/ Pay U.S. dollars	—	12,971,158	—	—	4,750,499	—	17,721,657	(1,112,629)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	9,819,995	—	11,645,585	21,465,580	(297,318)
Receive UDI/ Pay pesos	23,740,341	7,292,520	3,000,000	—	—	27,450,032	61,482,893	(4,392,093
Receive Swiss francs/ Pay U.S. dollars	6,466,978	11,488,074	2,978,666	—	7,184,259	—	28,117,977	486,310

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	14,355,685	14,355,685	222,491
Buy call, Sell call and Sell Put on euros	—	—	39,497,823	13,542,111	14,670,620	99,308,812	167,019,366	165,458
Sell Call on Pound sterling	—	—	—	—	—	11,296,695	11,296,695	(232,636)
Sell Call on Swiss Francs	—	—	—	—	7,315,424	—	7,315,424	(183,093)

Currency Forward
Receive U.S. dollars / Pay pesos	—	—	—	—	—	—	—	—

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00 and Ps. 22.5054 = 1.00 euro.
(2)

PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2017(1) (2)

	Year of expected maturity date
	2018		2019		2020		2021		2022		2023 Thereafter		Total Notional Amount		Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs

Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,704,170	Ps.	4,717,321	Ps.	4,730,857	Ps.	4,686,396	Ps.	4,570,070	Ps.	10,143,209	Ps.	33,552,022	Ps.	388,851
Average pay rate		3.16%		3.18%		3.20%		3.22%		3.26%		3.48%		N.A.		N.A.
Average receive rate		3.19%		3.44%		3.69%		3.81%		3.95%		4.48%		N.A.		N.A.

Interest rate swaps (pesos)
Variable to fixed		—		—		—		—		—		—		—		—
Average pay rate		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.
Average receive rate		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.

Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		—		29,898,198		28,719,208		36,902,690		21,302,856		161,617,172		278,440,124		19,065,727
Receive Japanese yen/ Pay U.S. dollars		—		—		13,039,563		—		—		4,775,551		17,815,114		(1,670,533)
Receive Pounds sterling/ Pay U.S. dollars		—		—		—		—		10,310,216		11,706,999		22,017,215		1,151,096
Receive UDI/ Pay pesos		—		23,740,341		7,292,520		3,000,000		—		20,605,166		54,638,028		(4,720,592)
Receive Swiss francs/ Pay U.S. dollars		4,535,474		6,501,082		11,548,658		2,994,374		—		—		25,579,588		400,316

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		14,046,320		14,046,320		48,715
Buy Call, Sell call and Sell Put on euros		—		—		—		41,567,998		—		59,382,855		100,950,853		4,919,444
Sell Call on Pound sterling		—		—		—		—		—		12,031,728		12,031,728		(239,626)

Curency Forward
Receive U.S. dollars / Pay pesos		59,360,100		—		—		—		—		—		59,360,100		(2,006,461)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00 and Ps. 23.7549 = 1.00 euro.
(2)

PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

B.	Fair value of derivative financial instruments

PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.

PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other, and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.

PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products). PEMEX does not have policies to designate a calculation or valuation agent.

PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cashflows and discounting them with the corresponding discount factor; for currency options, this is done through the Black and Scholes Model, and for crude oil options, through the Levy model for Asian options.

According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

Because PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of the variations in the underlying assets or reference variables, thus asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.

PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.

Embedded derivatives

In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2018 and 2017, PEMEX did not recognize any embedded derivatives (foreign currency or index).

As of December 31, 2018, PEMEX recognized a loss of Ps. 3,142,662 in the “Derivative financial instruments (cost) income, net” line item which resulted from changes in the fair value of the accounts receivable from the sale of hydrocarbons whose performance obligations have been met and whose determination of the final price is indexed to future prices of the hydrocarbons.

Accounting treatment

PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.

As of December 31, 2018 and 2017, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 6,487,032 and Ps. 12,367,475, respectively. As of December 31, 2018 and 2017, PEMEX did not have any DFIs designated as hedges.

The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2018 and 2017. It should be noted that:

•

A DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg. Forward curves and implied volatilities for natural gas and crude oil are supplied by Bloomberg.

•

Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

•	The information is presented in thousands of pesos (except as noted).

		December 31, 2018		December 31, 2017
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	14,147,084	228,909	16,695,028	79,448
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	13,433,579	420,029	15,433,626	332,273
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	37,742,553	(237,428)	30,897,687	(216,441)
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	23,740,341	(4,154,665)	23,740,341	(4,504,151)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	12,971,158	(1,532,612)	13,039,563	(1,804,993)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,750,499	419,983	4,775,551	134,461
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,073,938	(122,974)	—	—
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	327,129,743	5,618,515	278,440,124	19,065,727
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	9,819,995	(2,573)	10,310,216	560,982
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,645,585	(294,745)	11,706,999	590,113
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	28,117,976	486,310	25,579,588	400,316
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	14,355,685	222,491	14,046,320	48,715
Currency Options	PEMEX Buy Call, Sell Call and Sell Put on euro	95,923,285	2,708,534	100,950,853	4,919,444
Currency Options	PEMEX Sell Call on Pound sterling	11,296,695	(232,636)	12,031,728	(239,626)
Currency Options	PEMEX Sell Call on CHF	7,315,424	(183,093)	—	—
Currency Options	PEMEX Sell Call on euro	71,096,081	(2,543,075)	—	—
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	—	—	59,360,100	(2,006,461)
Natural gas swaps	PEMEX receives fixed.	(3,669)	136	(51,724)	6,934
Natural gas swaps	PEMEX receives floating.	3,622	(94)	50,846	(6,114)
Natural gas options	PEMEX Long Call.	989	4	18,625	398
Natural gas options	PEMEX Short Call.	(989)	(4)	(18,625)	(397)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	1,115,854	(4,192)	1,423,368	(22,870)

Subtotal			796,820		17,337,758

	December 31, 2018		December 31, 2017
DFI	Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude Oil Options	111.68	5,690,212	153.56	Ps.	(5,010,187)

		December 31, 2018			December 31, 2017
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	2.6	Ps.	441,954	2.1	Ps.	(141,693)
Petroleum Products Swaps	Exchange traded	4.9	Ps.	760,603	1.3	Ps.	(99,680)

Notes: Numbers may not total due to rounding.

(1)

The fair value of the Futures and the Petroleum Products Swaps, was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2018 and 2017 was Ps. 19.6829 and Ps. 19.7867 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2018 and 2017 was Ps. 22.5054 and Ps. 22.3109 per euro, respectively.

For the years ended December 31, 2018, 2017 and 2016, PEMEX recognized a net (loss) gain of Ps. (22,258,613), Ps. 25,338,324 and Ps. (14,000,987), respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.

The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2018 and 2017:

	Derivatives assets
	Fair value
	December 31, 2018		December 31, 2017
Derivatives not designated as hedging instruments
Crude oil options	Ps.	5,690,212	Ps.	397,630
Currency options		2,931,025		4,968,159
Natural gas options		4		398
Cross-currency swaps		13,111,838		24,126,452
Natural gas swaps		260		7,003
Propane swaps		—		—
Interest rate swaps		648,938		411,721
Others		—		202,091

Total derivatives not designated as hedging instruments		22,382,277		30,113,454

Total assets	Ps.	22,382,277	Ps.	30,113,454

	Derivatives liabilities
	Fair value
	December 31, 2018		December 31, 2017
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	(2,006,461)
Crude oil options		—		(5,407,817)
Currency options		—		—
Natural gas options		(4)		(397)
Cross-currency swaps		(15,890,830)		(10,301,983)
Natural gas swaps		(218)		(6,182)
Interest rate swaps		(4,193)		(22,870)
Others		—		(269)

Total derivatives not designated as hedging instruments		(15,895,245)		(17,745,979)

Total liabilities	Ps.	(15,895,245)	Ps.	(17,745,979)

Net total	Ps.	6,487,032	Ps.	12,367,475

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2018, 2017 and 2016, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2018		December 31, 2017		December 31, 2016
Embedded derivatives	Ps.	(3,142,662)	Ps.	—	Ps.	—
Forwards		2,007,393		(1,976,241)		—
Futures		374,112		(779,950)		(1,925,969)
Crude oil options		2,329,051		(3,771,604)		—
Currency options		(2,210,301)		5,255,931		(298,789)
Natural gas options		185		673		(671)
Cross-currency swaps		(21,902,567)		27,747,290		(11,633,605)
Natural gas swaps		117		1,780		831
Propane swaps		—		—		(3,805)
Interest rate swaps		286,059		(34,306)		(138,979)
Others		—		(1,105,249)		—

Total	Ps.	(22,258,613)	Ps.	25,338,324	Ps.	(14,000,987)